Other reserves (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of reserves within equity [line items]
Other reserves	£ (6,319)	£ (3,235)
Other	1	3	£ (1)
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Other reserves	(4,769)	(3,383)
Movements	(1,386)
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Other reserves	2	139
Movements	(137)
Changes in fair value	277
Net gains transferred to net profits	114
Tax	42
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Other reserves	(1,453)	(388)
Movements	(1,065)
Changes in fair value	1,587
Net gains transferred to net profits	117
Tax	408
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Other reserves	(123)	373
Movements	(496)
Funding spreads	845
Other	209
Tax	144
Other reserves [member]
Disclosure of reserves within equity [line items]
Other reserves	£ 24	£ 24